Consolidated Statements of Operations (Parenthetical) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Cost of sales with related parties	€ 1,457.4	€ 1,321.8	€ 1,173.7